Investment Strategy	Aug. 23, 2024
Schwab S&P 500 Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.
Statutory Prospectus – Under the “Principal Investment Strategies” section: The following paragraph is added after the fifth paragraph:

The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track.